Net Loss Per Share Attributable to Ordinary Shareholders - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (13,104)		$ (11,084)		$ (20,041)	$ (19,108)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	31,516,984	[1]	30,147,656	[1]	30,668,412	29,801,064
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (0.42)		$ (0.37)		$ (0.65)	$ (0.64)

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 1B.